Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2012
Equity Incentive Plan (Abstract)
Schedule of non-vested shares and weighted average grant date fair value
	Number of shares of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2012	420,000	$2.45
Granted	1,360,000	0.90
Vested	1,500,000	1.04
Unvested as at June 30, 2012	280,000	$2.45